Business combinations - Engimplan Narrative (Detail) - Engimplan [member] - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value customer relationship	€ 2,530
Fair value trademarks	556
Consideration paid for 40% of the shares	€ 6,647
Voting interest before capital increase	40.00%
Capital increase	€ 5,750
Voting interest after capital increase	75.00%
Increase In Non-Controlling Assets Value	€ 169
Reduction Of Goodwill	567
Difference Provision Value At Acquisition Date	736
Fair value PPE	3,106
Fair value adjustment inventory	€ 96